SHARE CAPITAL AND OTHER RESERVES - Other reserves (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE CAPITAL AND OTHER RESERVES
Other reserve - Share options	$ 2,296,229	$ 1,781,096	$ 1,624,053
Other reserve - Warrants	59,702	263,596	0	$ 0
Other reserves	$ 2,355,931	$ 2,044,692	$ 1,624,053